Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XV
Entity Central Index Key	0000764719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000088951 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class A
Trading Symbol	MCSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$123	1.14%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Commodity Strategy Fund (fund) provided a total return of 16.00%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	16.00%	12.09%	4.61%
A with initial sales charge (5.75%)	9.33%	10.77%	4.00%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	1.90%
Bloomberg Commodity Index +∆	14.15%	11.86%	4.31%
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 930,247,380
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,563,452	[1]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088952 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class B
Trading Symbol	MCSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$203	1.89%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Commodity Strategy Fund (fund) provided a total return of 15.18%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	15.18%	11.30%	5.72%
B with CDSC (declining over six years from 4% to 0%)×	11.18%	11.08%	5.72%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 930,247,380
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,563,452	[2]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088953 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class C
Trading Symbol	MCSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$204	1.90%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Commodity Strategy Fund (fund) provided a total return of 15.25%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	15.25%	11.26%	5.70%
C with CDSC (1% for 12 months)×	14.25%	11.26%	5.70%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 930,247,380
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,563,452	[3]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088954 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class I
Trading Symbol	MCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Commodity Strategy Fund (fund) provided a total return of 16.50%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	16.50%	12.39%	4.90%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	1.90%
Bloomberg Commodity Index +∆	14.15%	11.86%	4.31%
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 930,247,380
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,563,452	[4]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000119775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	MCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 16.64%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	16.64%	12.45%	4.92%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	1.90%
Bloomberg Commodity Index +∆	14.15%	11.86%	4.31%
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 930,247,380
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,563,452	[5]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R4
Trading Symbol	MCSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 16.54%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	16.54%	12.41%	6.77%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 930,247,380
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,563,452	[6]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088956 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R2
Trading Symbol	MCSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$150	1.39%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 15.79%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	15.79%	11.82%	6.22%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 930,247,380
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,563,452	[7]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088955 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R1
Trading Symbol	MCSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$155	1.44%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 15.80%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	15.80%	11.38%	5.77%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 930,247,380
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,563,452	[8]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000054207 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class A
Trading Symbol	DVRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$137	1.30%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class A shares of the fund provided a total return of 10.22%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.22%	5.88%	4.21%
A with initial sales charge (5.75%)	3.89%	4.63%	3.60%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 206,683,558
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 1,256,238	[9]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054210 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class B
Trading Symbol	DVRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$215	2.05%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class B shares of the fund provided a total return of 9.32%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.32%	5.07%	3.43%
B with CDSC (declining over six years from 4% to 0%)×	5.32%	4.74%	3.43%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 206,683,558
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 1,256,238	[10]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054211 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class C
Trading Symbol	DVRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$215	2.05%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class C shares of the fund provided a total return of 9.41%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.41%	5.08%	3.43%
C with CDSC (1% for 12 months)×	8.41%	5.08%	3.43%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 206,683,558
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 1,256,238	[11]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054212 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class I
Trading Symbol	DVRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class I shares of the fund provided a total return of 10.42%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.42%	6.13%	4.46%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 206,683,558
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 1,256,238	[12]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054214 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class R1
Trading Symbol	DVRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$215	2.05%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class R1 shares of the fund provided a total return of 9.30%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.30%	5.07%	3.43%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 206,683,558
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 1,256,238	[13]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054216 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class R2
Trading Symbol	DVRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$162	1.55%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class R2 shares of the fund provided a total return of 9.60%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.60%	5.54%	3.92%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 206,683,558
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 1,256,238	[14]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054217 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class R3
Trading Symbol	DVRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$137	1.30%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class R3 shares of the fund provided a total return of 10.22%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	10.22%	5.87%	4.20%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 206,683,558
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 1,256,238	[15]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054208 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class R4
Trading Symbol	DVRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class R4 shares of the fund provided a total return of 10.38%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.38%	6.12%	4.46%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 206,683,558
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 1,256,238	[16]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054209 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class R6
Trading Symbol	DVRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class R6 shares of the fund provided a total return of 10.55%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	10.55%	6.23%	4.55%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 206,683,558
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 1,256,238	[17]
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000088957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R3
Trading Symbol	MCSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 16.29%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	16.29%	12.12%	6.50%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 15, 2018
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 930,247,380
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 6,563,452	[18]
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Includes the effect of any management fee waivers, if applicable.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.